SCHWAB CAPITAL TRUST

Schwab Target Funds
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
(the “funds”)

Supplement dated July 19, 2011 to the
Prospectus dated February 28, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective July 21, 2011, Daniel Kern, the portfolio manager of the funds will be replaced by Jake M. Gilliam. Accordingly, the following changes to the Prospectus are effective on July 21, 2011:

The “Portfolio manager” sections on Pages 4, 9, 14, 19, 24, 29 and 34 of the Prospectus are deleted and replaced in their entirety with the following:

Jake M. Gilliam, CFA, a portfolio manager of the investment adviser, is responsible for the day-to-day management of the fund. He was appointed portfolio manager in 2011.

Paragraph 4 of the “Fund management” Section on Page 62 of the Prospectus is deleted and replaced in its entirety with the following:

Jake M. Gilliam, CFA, a portfolio manager of the investment adviser, is responsible for the day-to-day management of the funds. He was appointed portfolio manager in 2011. Since 2007, he has been a portfolio manager with the Schwab Institutional Asset Management team.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG62990-00 (07/11) © 2011 All Rights Reserved

SCHWAB CAPITAL TRUST

Schwab Monthly Income Funds
Schwab Monthly Income Fund — Moderate Payout
Schwab Monthly Income Fund — Enhanced Payout
Schwab Monthly Income Fund — Maximum Payout
(the “funds”)

Supplement dated July 19, 2011 to the
Prospectus dated April 30, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective July 21, 2011, Daniel Kern, the portfolio manager of the funds will be replaced by Jake M. Gilliam. Accordingly, the following changes to the Prospectus are effective on July 21, 2011:

The “Portfolio manager” sections on Pages 4, 9, 14, 19, 24, 29 and 34 of the Prospectus are deleted and replaced in their entirety with the following:

Jake M. Gilliam, CFA, a portfolio manager of the investment adviser, is responsible for the day-to-day management of the fund. He was appointed portfolio manager in 2011.

Paragraph 4 of the “Fund management” Section on Page 62 of the Prospectus is deleted and replaced in its entirety with the following:

Jake M. Gilliam, CFA, a portfolio manager of the investment adviser, is responsible for the day-to-day management of the funds. He was appointed portfolio manager in 2011. Since 2007, he has been a portfolio manager with the Schwab Institutional Asset Management team.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG62989-00 (07/11) © 2011 All Rights Reserved

SCHWAB CAPITAL TRUST

Schwab MarketTrack Portfolios
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
(the “Portfolios”)

Supplement dated July 19, 2011 to the
Prospectus dated February 28, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective July 21, 2011, Daniel Kern, the portfolio manager of the Portfolios, will be replaced by Jake M. Gilliam. Accordingly, the following changes to the Prospectus are effective on July 21, 2011:

The “Portfolio manager” sections on Pages 4, 9, 14, 19 of the Prospectus are deleted and replaced in their entirety with the following:

Jake M. Gilliam, CFA, a portfolio manager of the investment adviser, is responsible for the day-to-day management of the portfolio. He was appointed portfolio manager in 2011.

Paragraph 4 of the “Fund management” Section on Page 34 of the Prospectus is deleted and replaced in its entirety with the following:

Jake M. Gilliam, CFA, a portfolio manager of the investment adviser, is responsible for the day-to-day management of the portfolios. He was appointed portfolio manager in 2011. Since 2007, he has been a portfolio manager with the Schwab Institutional Asset Management team.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG62991-00 (07/11) © 2011 All Rights Reserved

SCHWAB CAPITAL TRUST

Schwab Balanced Fund
(the “fund”)

Supplement dated July 19, 2011 to the
Prospectus dated February 28, 2011, as amended April 20, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective July 21, 2011, Daniel Kern, the portfolio manager of the fund will be replaced by Jake M. Gilliam. Accordingly, the following changes to the Prospectus are effective on July 21, 2011:

The “Portfolio manager” sections on Pages 4 of the Prospectus is deleted and replaced in its entirety with the following:

Jake M. Gilliam, CFA, a portfolio manager of the investment adviser, is responsible for the day-to-day management of the fund. He was appointed portfolio manager in 2011.

Paragraph 4 of the “Fund management” Section on Page 12 of the Prospectus is deleted and replaced in its entirety with the following:

Jake M. Gilliam, CFA, a portfolio manager of the investment adviser, is responsible for the day-to-day management of the fund. He was appointed portfolio manager in 2011. Since 2007, he has been a portfolio manager with the Schwab Institutional Asset Management team.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG62992-00 (07/11) © 2011 All Rights Reserved